UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-02258
Investment Company Act File Number
Eaton Vance Series Trust II
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments
Income Fund of Boston

Eaton Vance Income Fund of Boston as of January 31, 2011 (Unaudited)

Eaton Vance Income Fund of Boston (the Fund), a diversified series of Eaton Vance Series Trust II, invests substantially all of its assets in Boston Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2011, the value of the Fund’s investment in the Portfolio was $2,761,098,910 and the Fund owned 89.2% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Boston Income Portfolio	as of January 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 6.2%(1)

	Principal
	Amount
Borrower/Tranche Description	(000’s omitted)	Value
Aerospace — 0.7%
Hawker Beechcraft Acquisition, Term Loan, 2.27%, Maturing 3/26/14	$22,674	$20,284,713
Hawker Beechcraft Acquisition, Term Loan, 2.30%, Maturing 3/26/14	1,359	1,215,867

		$21,500,580

Automotive — 0.5%
Pinafore, LLC, Term Loan, 6.25%, Maturing 9/29/16	$15,293	$15,550,650

		$15,550,650

Automotive & Auto Parts — 0.2%
EPD Holdings, (Goodyear Engineering Products), Term Loan - Second Lien, 6.01%, Maturing 7/13/15	$5,410	$4,764,181

		$4,764,181

Broadcasting — 0.4%
HIT Entertainment, Inc., Term Loan - Second Lien, 5.79%, Maturing 2/26/13	$13,910	$12,588,550

		$12,588,550

Building Materials — 0.4%
Goodman Global Holdings, Inc., Term Loan, 5.75%, Maturing 10/28/16	$4,888	$4,938,524
Panolam Industries Holdings, Inc., Term Loan, 8.25%, Maturing 12/31/13	5,119	4,745,027
Panolam Industries Holdings, Inc., Term Loan - Second Lien, 12.00%, Maturing 6/30/14	4,226	3,863,731

		$13,547,282

Capital Goods — 0.2%
Dresser, Inc., Term Loan - Second Lien, 6.03%, Maturing 5/4/15	$2,120	$2,120,664
Reynolds Group Holdings, Inc., Term Loan, 6.50%, Maturing 5/5/16	2,270	2,285,127
Reynolds Group Holdings, Inc., Term Loan, 6.75%, Maturing 5/5/16	3,061	3,078,163

		$7,483,954

Consumer Products — 0.7%
Amscan Holdings, Inc., Term Loan, 6.75%, Maturing 12/4/17	$13,466	$13,688,376
Gymboree Corp., Term Loan, 5.50%, Maturing 11/23/17	7,640	7,748,633

		$21,437,009

Electronics/Electrical — 0.3%
Spectrum Brands, Inc., Term Loan, Maturing 6/6/16(2)	$8,900	$8,900,000

		$8,900,000

Food Service — 0.7%
Burger King Corp., Term Loan, 6.25%, Maturing 10/19/16	$12,030	$12,235,821
DineEquity, Inc., Term Loan, 6.00%, Maturing 10/19/17	2,961	3,013,554
Dunkin Brands, Inc., Term Loan, 5.75%, Maturing 11/23/17	3,270	3,329,396
U.S. Foodservice, Inc., Term Loan, 2.76%, Maturing 7/3/14	1,995	1,929,378

		$20,508,149

Gaming — 0.2%
Cannery Casino Resorts, LLC, Term Loan - Second Lien, 4.51%, Maturing 5/16/14	$3,220	$2,930,200
Great Lakes Entertainment, Term Loan, 9.00%, Maturing 8/15/12	2,768	2,671,364

		$5,601,564

Health Care — 0.1%
MedAssets, Inc., Term Loan, 5.25%, Maturing 11/16/16	$3,000	$3,046,251

		$3,046,251

	Principal
	Amount
Borrower/Tranche Description	(000’s omitted)	Value
Insurance — 0.2%
HUB International Holdings, Inc., Term Loan, 6.75%, Maturing 6/13/14	$4,913	$4,945,849

		$4,945,849

Metals/Mining — 0.2%
Novelis, Inc., Term Loan, 5.25%, Maturing 12/19/16	$6,400	$6,524,000

		$6,524,000

Services — 0.1%
Brickman Group Holdings, Inc., Term Loan, 7.25%, Maturing 10/14/16	$3,000	$3,067,500

		$3,067,500

Super Retail — 0.6%
General Nutrition Centers, Inc., Term Loan, 2.54%, Maturing 9/16/13	$7,910	$7,885,281
PETCO Animal Supplies, Inc., Term Loan, 6.00%, Maturing 11/24/17	11,030	11,198,031

		$19,083,312

Transportation Ex Air/Rail — 0.2%
CEVA Group PLC, Term Loan, 5.26%, Maturing 11/4/13	$5,664	$5,408,995
CEVA Group PLC, Term Loan, 5.30%, Maturing 11/4/13	1,991	1,901,323

		$7,310,318

Utilities — 0.5%
TXU Texas Competitive Electric Holdings Co., LLC, Term Loan, 3.79%, Maturing 10/10/14	$17,485	$14,491,923

		$14,491,923

Total Senior Floating-Rate Interests (identified cost $186,805,682)		$190,351,072

Corporate Bonds & Notes — 85.7%

	Principal
	Amount
Security	(000’s omitted)	Value
Aerospace — 0.1%
Alliant Techsystems, Inc., 6.875%, 9/15/20	$2,335	$2,422,563

		$2,422,563

Aerospace and Defense — 0.7%
BE Aerospace, Inc., 6.875%, 10/1/20	$4,565	$4,759,013
TransDigm, Inc., Sr. Sub. Notes, 7.75%, 12/15/18(3)	16,085	17,331,587

		$22,090,600

Air Transportation — 0.1%
Continental Airlines, 7.033%, 6/15/11	$717	$718,939
United Air Lines, Inc., Sr. Notes, 9.875%, 8/1/13(3)	824	902,280

		$1,621,219

Automotive — 0.7%
Pinafore, LLC/Pinafore, Inc., Sr. Notes, 9.00%, 10/1/18(3)	$19,190	$21,276,912

		$21,276,912

Automotive & Auto Parts — 3.8%
Accuride Corp., 9.50%, 8/1/18(3)	$4,575	$5,101,125
Affinia Group, Inc., Sr. Notes, 10.75%, 8/15/16(3)	4,370	4,894,400
Affinia Group, Inc., Sr. Sub. Notes, 9.00%, 11/30/14(3)	875	896,875
Allison Transmission, Inc., 11.00%, 11/1/15(3)	1,455	1,600,500
Allison Transmission, Inc., (PIK), 11.25%, 11/1/15(3)	18,639	20,549,608
American Axle & Manufacturing Holdings, Inc., Sr. Notes, 9.25%, 1/15/17(3)	12,365	14,096,100
Commercial Vehicle Group, Inc., Sr. Notes, 8.00%, 7/1/13	5,790	5,703,150
Ford Motor Credit Co., Sr. Notes, 8.00%, 12/15/16	16,305	18,516,219
Ford Motor Credit Co., Sr. Notes, 8.125%, 1/15/20	4,565	5,355,233

	Principal
	Amount
Security	(000’s omitted)	Value
Ford Motor Credit Co., Sr. Notes, 12.00%, 5/15/15	$4,785	$6,072,227
Goodyear Tire & Rubber Co. (The), Sr. Notes, 10.50%, 5/15/16	4,765	5,432,100
Lear Corp., 7.875%, 3/15/18	1,810	1,972,900
Lear Corp., 8.125%, 3/15/20	1,345	1,489,588
Navistar International Corp., 8.25%, 11/1/21	10,140	11,230,050
Tower Automotive Holdings USA, LLC/TA Holding Finance, Inc., Sr. Notes, 10.625%, 9/1/17(3)	9,622	10,463,925
Uncle Acquisition 2010 Corp., Sr. Notes, 8.625%, 2/15/19(3)	4,885	5,117,037

		$118,491,037

Banks and Thrifts — 1.5%
Ally Financial, Inc., 8.00%, 11/1/31	$14,230	$16,151,050
Ally Financial, Inc., 8.30%, 2/12/15	18,240	20,656,800
General Motors Acceptance Corp., 7.00%, 2/1/12	500	521,250
General Motors Acceptance Corp., 8.00%, 12/31/18	9,290	10,172,550

		$47,501,650

Broadcasting — 2.3%
Citadel Broadcasting Corp., 7.75%, 12/15/18(3)	$5,430	$5,810,100
Clear Channel Communications, Inc., Sr. Notes, 4.40%, 5/15/11	6,020	6,035,050
Clear Channel Communications, Inc., Sr. Notes, 5.00%, 3/15/12	1,540	1,516,900
Clear Channel Communications, Inc., Sr. Notes, 6.25%, 3/15/11	32,130	32,210,325
Rainbow National Services, LLC, Sr. Sub. Notes, 10.375%, 9/1/14(3)	2,490	2,589,600
Sirius XM Radio, Inc., Sr. Notes, 9.75%, 9/1/15(3)	4,520	5,118,900
XM Satellite Radio Holdings, Inc., 13.00%, 8/1/14(3)	15,340	18,331,300

		$71,612,175

Building Materials — 0.5%
Associated Materials, LLC, Sr. Notes, 9.125%, 11/1/17(3)	$8,930	$9,622,075
Interface, Inc., Sr. Notes, 7.625%, 12/1/18(3)	3,155	3,320,637
Ply Gem Industries, Inc., Sr. Notes, 11.75%, 6/15/13	2,550	2,738,063

		$15,680,775

Cable/Satellite TV — 1.0%
Bresnan Broadband Holdings, LLC, 8.00%, 12/15/18(3)	$1,440	$1,512,000
Cablevision Systems Corp., Sr. Notes, 7.75%, 4/15/18	3,285	3,506,737
Cablevision Systems Corp., Sr. Notes, 8.625%, 9/15/17	2,265	2,542,463
CCO Holdings, LLC/CCO Capital Corp., 7.00%, 1/15/19	1,210	1,225,125
CCO Holdings, LLC/CCO Capital Corp., 7.875%, 4/30/18	2,550	2,696,625
CCO Holdings, LLC/CCO Capital Corp., 8.125%, 4/30/20	3,995	4,274,650
Mediacom Broadband Corp., Sr. Notes, 8.50%, 10/15/15	8,410	8,662,300
National Cable PLC, Sr. Notes, 9.125%, 8/15/16	7,100	7,597,000

		$32,016,900

Capital Goods — 1.6%
American Railcar Industry, Sr. Notes, 7.50%, 3/1/14	$3,895	$3,963,162
Amsted Industries, Inc., Sr. Notes, 8.125%, 3/15/18(3)	9,585	10,208,025
Chart Industries, Inc., Sr. Sub. Notes, 9.125%, 10/15/15	3,575	3,691,188
Greenbrier Cos., Inc., 8.375%, 5/15/15	480	493,200
Manitowoc Co., Inc. (The), 8.50%, 11/1/20	7,825	8,470,562
Manitowoc Co., Inc. (The), 9.50%, 2/15/18	2,475	2,753,438
RBS Global & Rexnord Corp., 11.75%, 8/1/16	5,290	5,746,262
Terex Corp., Sr. Notes, 10.875%, 6/1/16	11,975	13,950,875

		$49,276,712

Chemicals — 3.3%
Celanese US Holdings, LLC, 6.625%, 10/15/18(3)	$2,745	$2,868,525
CF Industries, Inc., Sr. Notes, 6.875%, 5/1/18	9,045	9,949,500
CF Industries, Inc., Sr. Notes, 7.125%, 5/1/20	6,735	7,501,106
Chemtura Corp., 7.875%, 9/1/18(3)	6,300	6,741,000
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Sr. Notes, 9.00%, 11/15/20(3)	3,190	3,413,300
INEOS Finance PLC, Sr. Notes, 9.00%, 5/15/15(3)	8,320	9,152,000
INEOS Group Holdings PLC, Sr. Sub. Notes, 8.50%, 2/15/16(3)	8,975	9,199,375

	Principal
	Amount
Security	(000’s omitted)	Value
Koppers, Inc., 7.875%, 12/1/19	$2,130	$2,311,050
LBI Escrow Corp., Sr. Notes, 8.00%, 11/1/17(3)	12,147	13,589,456
Lyondell Chemical Co., Sr. Notes, 11.00%, 5/1/18	5,360	6,137,200
Momentive Performance Materials, Inc., 9.00%, 1/15/21(3)	890	950,075
Nova Chemicals Corp., Sr. Notes, 8.375%, 11/1/16	5,500	6,022,500
Polymer Group, Inc., Sr. Notes, 7.75%, 2/1/19(3)	6,490	6,700,925
PolyOne Corp., Sr. Notes, 7.375%, 9/15/20	1,830	1,930,650
Polypore International, Inc., 7.50%, 11/15/17(3)	2,290	2,381,600
Reichhold Industries, Inc., Sr. Notes, 9.00%, 8/15/14(3)	2,875	2,551,563
Solutia, Inc., 8.75%, 11/1/17	4,840	5,366,350
Vertellus Specialties, Inc., Sr. Notes, 9.375%, 10/1/15(3)	3,685	3,975,194

		$100,741,369

Consumer Products — 1.9%
ACCO Brands Corp., Sr. Notes, 10.625%, 3/15/15	$6,630	$7,525,050
Amscan Holdings, Inc., Sr. Sub. Notes, 8.75%, 5/1/14	18,465	18,741,975
Revlon Consumer Products Corp., 9.75%, 11/15/15	11,850	12,649,875
Scotts Miracle-Gro Co. (The), 7.25%, 1/15/18	1,790	1,892,925
Sealy Mattress Co., Sr. Notes, 10.875%, 4/15/16(3)	3,853	4,397,236
Spectrum Brands Holdings, Inc., (PIK), 12.00%, 8/28/19	10,467	11,775,375

		$56,982,436

Containers — 2.2%
Ardagh Packaging Finance PLC, 9.125%, 10/15/20(3)	$3,735	$4,061,813
Ardagh Packaging Finance PLC, Sr. Notes, 7.375%, 10/15/17(3)	2,665	2,808,244
BWAY Holding Co., 10.00%, 6/15/18(3)	1,855	2,031,225
Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	5,160	4,360,200
Reynolds Group Holdings, Inc., Sr. Notes, 6.875%, 2/15/21(3)	13,555	13,709,608
Reynolds Group Holdings, Inc., Sr. Notes, 7.125%, 4/15/19(3)	4,600	4,772,500
Reynolds Group Holdings, Inc., Sr. Notes, 8.25%, 2/15/21(3)	11,020	11,149,143
Reynolds Group Holdings, Inc., Sr. Notes, 8.50%, 5/15/18(3)	8,930	9,354,175
Reynolds Group Holdings, Inc., Sr. Notes, 9.00%, 4/15/19(3)	15,595	16,452,725

		$68,699,633

Diversified Financial Services — 1.5%
AWAS Aviation Capital, Ltd., Sr. Notes, 7.00%, 10/15/16(3)	$8,290	$8,372,900
Cantor Fitzgerald, L.P., 7.875%, 10/15/19(3)	5,410	5,552,754
CIT Group, Inc., Sr. Notes, 7.00%, 5/1/14	4,780	4,881,575
CIT Group, Inc., Sr. Notes, 7.00%, 5/1/17	11,565	11,695,106
E*Trade Financial Corp., Sr. Notes, 7.375%, 9/15/13	6,090	6,097,612
TransUnion LLC/TransUnion Financing Corp., 11.375%, 6/15/18(3)	6,890	8,026,850

		$44,626,797

Diversified Media — 2.6%
Catalina Marketing Corp., 11.625%, 10/1/17(3)	$13,835	$15,650,844
Catalina Marketing Corp., (PIK), 10.50%, 10/1/15(3)	9,694	10,578,577
Checkout Holding Corp., Sr. Notes, 0.00%, 11/15/15(3)	13,300	8,512,000
Clear Channel Worldwide Holdings, Inc., Series B, 9.25%, 12/15/17	4,900	5,451,250
inVentiv Health, Inc., Sr. Notes, 10.00%, 8/15/18(3)	3,205	3,253,075
LBI Media, Inc., Sr. Disc. Notes, 11.00%, 10/15/13	1,860	1,776,300
MDC Partners, Inc., 11.00%, 11/1/16(3)	4,840	5,299,800
MDC Partners, Inc., 11.00%, 11/1/16	7,310	8,077,550
Nielsen Finance, LLC, 11.50%, 5/1/16	4,336	5,078,540
Nielsen Finance, LLC, (0.00% until 8/1/11), 12.50%, 8/1/16	4,600	4,858,750
Nielsen Finance, LLC, Sr. Notes, 11.625%, 2/1/14	518	606,708
WMG Acquisition Corp., Sr. Notes, 9.50%, 6/15/16	10,615	11,397,856

		$80,541,250

Energy — 8.3%
Anadarko Petroleum Corp., Sr. Notes, 6.375%, 9/15/17	$11,215	$12,404,676
ATP Oil & Gas Corp., Sr. Notes, 11.875%, 5/1/15	13,265	13,132,350
Berry Petroleum Co., Sr. Notes, 10.25%, 6/1/14	6,755	7,818,912

	Principal
	Amount
Security	(000’s omitted)	Value
Bill Barrett Corp., 9.875%, 7/15/16	$1,410	$1,582,725
Calfrac Holdings, LP, Sr. Notes, 7.50%, 12/1/20(3)	2,860	2,945,800
Carrizo Oil & Gas, Inc., 8.625%, 10/15/18(3)	14,575	15,376,625
CHC Helicopter SA, Sr. Notes, 9.25%, 10/15/20(3)	22,735	24,326,450
Coffeyville Resources, LLC/Coffeyville Finance, Inc., Sr. Notes, 9.00%, 4/1/15(3)	7,569	8,288,055
Compton Petroleum Finance Corp., 10.00%, 9/15/17	3,516	2,935,950
Concho Resources, Inc., Sr. Notes, 7.00%, 1/15/21	5,535	5,784,075
Continental Resources, Inc., 7.125%, 4/1/21(3)	2,290	2,427,400
Continental Resources, Inc., 7.375%, 10/1/20	925	989,750
Denbury Resources, Inc., 8.25%, 2/15/20	5,335	5,901,844
Denbury Resources, Inc., Sr. Sub. Notes, 7.50%, 12/15/15	4,315	4,509,175
Denbury Resources, Inc., Sr. Sub. Notes, 9.75%, 3/1/16	9,875	11,208,125
El Paso Corp., Sr. Notes, 9.625%, 5/15/12	3,214	3,429,933
El Paso Tennessee Pipeline Co., Sr. Notes, 7.25%, 12/15/25	11,665	11,304,480
EXCO Resources, Inc., 7.50%, 9/15/18	2,295	2,306,475
Expro Finance Luxembourg SCA, 8.50%, 12/15/16(3)	4,985	4,935,150
Forbes Energy Services, Sr. Notes, 11.00%, 2/15/15	9,520	9,615,200
Frac Tech Services LLC/Frac Tech Finance, Inc., 7.125%, 11/15/18(3)	4,540	4,659,175
Frontier Oil Corp., 6.875%, 11/15/18	1,825	1,888,875
Harvest Operations Corp., 6.875%, 10/1/17(3)	2,710	2,808,238
Holly Corp., 9.875%, 6/15/17	5,995	6,639,463
Oasis Petroleum, Inc., Sr. Notes, 7.25%, 2/1/19(3)	2,230	2,274,252
OPTI Canada, Inc., Sr. Notes, 8.25%, 12/15/14	3,605	2,181,025
Petroleum Development Corp., Sr. Notes, 12.00%, 2/15/18	3,885	4,399,763
Petroplus Finance, Ltd., 6.75%, 5/1/14(3)	955	925,156
Petroplus Finance, Ltd., 7.00%, 5/1/17(3)	6,105	5,647,125
Petroplus Finance, Ltd., Sr. Notes, 9.375%, 9/15/19(3)	9,505	9,314,900
Precision Drilling Corp., 6.625%, 11/15/20(3)	6,530	6,766,712
Quicksilver Resources, Inc., Sr. Notes, 11.75%, 1/1/16	14,465	16,996,375
Range Resources Corp., 6.75%, 8/1/20	5,485	5,786,675
Rosetta Resources, Inc., 9.50%, 4/15/18	3,375	3,742,031
SandRidge Energy, Inc., 8.75%, 1/15/20	1,945	2,081,150
SandRidge Energy, Inc., Sr. Notes, (PIK), 8.625%, 4/1/15	14,670	15,183,450
SESI, LLC, Sr. Notes, 6.875%, 6/1/14	1,150	1,167,250
SM Energy Co., 6.625%, 2/15/19(3)	2,350	2,350,000
Southwestern Energy Co., Sr. Notes, 7.50%, 2/1/18	9,050	10,350,937

		$256,385,702

Entertainment/Film — 0.8%
AMC Entertainment, Inc., Sr. Notes, 8.75%, 6/1/19	$1,865	$2,009,538
Live Nation Entertainment, Inc., Sr. Notes, 8.125%, 5/15/18(3)	1,940	2,012,750
NAI Entertainment Holdings, LLC, Sr. Notes, 8.25%, 12/15/17(3)	2,875	3,076,250
Regal Entertainment Group, 9.125%, 8/15/18	7,030	7,530,887
Ticketmaster Entertainment, Inc., 10.75%, 8/1/16	9,430	10,396,575

		$25,026,000

Environmental — 0.1%
Casella Waste Systems, Inc., 7.75%, 2/15/19(3)	$1,410	$1,448,775
Casella Waste Systems, Inc., Sr. Notes, 11.00%, 7/15/14	2,350	2,649,625

		$4,098,400

Food/Beverage/Tobacco — 2.5%
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Notes, 15.00%, 5/15/17(3)	$6,012	$6,041,767
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Sub. Notes, 10.75%, 5/15/16(3)	10,475	11,260,625
Bumble Bee Acquisition Corp., Sr. Notes, 9.00%, 12/15/17(3)	8,345	8,939,581
Dole Foods Co., Sr. Notes, 13.875%, 3/15/14	6,998	8,616,287
Michael Foods, Inc., Sr. Notes, 9.75%, 7/15/18(3)	9,060	9,966,000
Pinnacle Foods Finance, LLC, 10.625%, 4/1/17	580	627,850
Smithfield Foods, Inc., Sr. Notes, 7.75%, 5/15/13	3,370	3,698,575

	Principal
	Amount
Security	(000’s omitted)	Value
Smithfield Foods, Inc., Sr. Notes, 10.00%, 7/15/14	$8,315	$9,822,094
U.S. Foodservice, Inc., Sr. Notes, 10.75%, 6/30/15(3)	17,380	18,075,200

		$77,047,979

Gaming — 5.8%
Buffalo Thunder Development Authority, 9.375%, 12/15/14(3)(4)	$11,355	$3,690,375
CCM Merger, Inc., 8.00%, 8/1/13(3)	4,865	4,865,000
Chukchansi EDA, Sr. Notes, Variable Rate, 3.943%, 11/15/12(3)	5,045	3,310,781
Eldorado Casino Shreveport, (PIK), 10.00%, 8/1/12(5)	518	496,951
Fontainebleau Las Vegas Casino, LLC, 11.00%, 6/15/15(3)(4)	19,830	74,363
Harrah’s Operating Co., Inc., 5.375%, 12/15/13	3,725	3,506,156
Harrah’s Operating Co., Inc., 5.625%, 6/1/15	25,625	20,756,250
Harrah’s Operating Co., Inc., Sr. Notes, 10.00%, 12/15/15	2,805	2,808,506
Harrah’s Operating Co., Inc., Sr. Notes, 10.00%, 12/15/18	2,280	2,080,500
Harrah’s Operating Co., Inc., Sr. Notes, 11.25%, 6/1/17	13,160	15,002,400
Harrah’s Operating Co., Inc., Sr. Notes, 12.75%, 4/15/18(3)	9,205	9,573,200
Inn of the Mountain Gods Resort & Casino, Sr. Notes, 12.00%, 11/15/10(6)	7,910	4,469,150
Majestic HoldCo, LLC, 12.50%, 10/15/11(3)(4)	3,390	373
Mandalay Resort Group, 6.375%, 12/15/11	9,765	9,935,887
MCE Finance, Ltd., Sr. Notes, 10.25%, 5/15/18	7,080	8,177,400
MGM Resorts International, 6.75%, 9/1/12	4,145	4,217,538
MGM Resorts International, Sr. Notes, 9.00%, 3/15/20(3)	2,250	2,497,500
MGM Resorts International, Sr. Notes, 10.375%, 5/15/14	4,625	5,260,938
MGM Resorts International, Sr. Notes, 11.125%, 11/15/17	4,790	5,556,400
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 6.875%, 2/15/15	7,630	5,455,450
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 7.125%, 8/15/14	7,140	5,140,800
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	15,085	12,859,962
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 11.50%, 11/1/17(3)	5,385	5,209,988
Peninsula Gaming, LLC, 8.375%, 8/15/15	1,350	1,437,750
Peninsula Gaming, LLC, 10.75%, 8/15/17(3)	3,290	3,621,056
Peninsula Gaming, LLC, 10.75%, 8/15/17	8,250	9,136,875
San Pasqual Casino, 8.00%, 9/15/13(3)	2,005	2,017,531
Seminole Hard Rock Entertainment, Variable Rate, 2.802%, 3/15/14(3)	1,585	1,505,750
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15(3)	9,455	9,407,725
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/14(3)(5)	9,911	6,391,604
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	9,145	9,739,425

		$178,203,584

Health Care — 7.2%
Accellent, Inc., Sr. Notes, 8.375%, 2/1/17	$9,280	$9,767,200
Alere, Inc., Sr. Notes, 7.875%, 2/1/16	5,460	5,657,925
American Renal Holdings, Sr. Notes, 8.375%, 5/15/18	1,820	1,881,425
AMGH Merger Sub, Inc., 9.25%, 11/1/18(3)	5,230	5,589,562
Biomet, Inc., 11.625%, 10/15/17	27,720	31,462,200
Biomet, Inc., (PIK), 10.375%, 10/15/17	8,570	9,641,250
ConvaTec Healthcare E SA, Sr. Notes, 10.50%, 12/15/18(3)	13,345	14,262,469
DJO Finance, LLC/DJO Finance Corp., 10.875%, 11/15/14	14,170	15,622,425
Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20(3)	1,835	1,908,400
Fresenius US Finance II, Inc., Sr. Notes, 9.00%, 7/15/15(3)	3,685	4,251,569
HCA, Inc., 9.25%, 11/15/16	10,125	10,947,656
HCA, Inc., (PIK), 9.625%, 11/15/16	1,740	1,881,375
HCA, Inc., Sr. Notes, 7.75%, 5/15/21(3)	11,390	11,931,025
HCA, Inc., Sr. Notes, 9.875%, 2/15/17	9,715	10,807,937
Multiplan, Inc., 9.875%, 9/1/18(3)	9,515	10,288,094
National Mentor Holdings, Inc., 11.25%, 7/1/14	7,385	7,818,869
Patheon, Inc., Sr. Notes, 8.625%, 4/15/17(3)	3,600	3,699,000
Quintiles Transnational Corp., Sr. Notes, (PIK), 9.50%, 12/30/14(3)	19,970	20,519,175
Res-Care, Inc., Sr. Notes, 10.75%, 1/15/19(3)	8,290	8,953,200
US Oncology, Inc., 10.75%, 8/15/14	8,635	9,012,781
US Oncology, Inc., Sr. Notes, 9.125%, 8/15/17	4,050	5,011,875
Valeant Pharmaceuticals International, 6.75%, 10/1/17(3)	4,655	4,817,925

	Principal
	Amount
Security	(000’s omitted)	Value
Valeant Pharmaceuticals International, 6.875%, 12/1/18(3)	$7,170	$7,403,025
Valeant Pharmaceuticals International, 7.00%, 10/1/20(3)	6,980	7,233,025
Warner Chilcott Co. LLC, 7.75%, 9/15/18(3)	2,995	3,129,775

		$223,499,162

Homebuilders/Real Estate — 1.4%
CB Richard Ellis Service, Inc., 6.625%, 10/15/20(3)	$8,930	$8,974,650
CB Richard Ellis Service, Inc., Sr. Sub. Notes, 11.625%, 6/15/17	22,945	26,730,925
Tutor Perini Corp., 7.625%, 11/1/18(3)	8,020	8,220,500

		$43,926,075

Insurance — 0.4%
Alliant Holdings I, Inc., 11.00%, 5/1/15(3)	$5,665	$6,019,062
HUB International Holdings, Inc., Sr. Notes, 9.00%, 12/15/14(3)	4,265	4,456,925
U.S.I. Holdings Corp., Sr. Notes, Variable Rate, 4.161%, 11/15/14(3)	3,265	3,077,263

		$13,553,250

Leisure — 1.7%
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., 12.50%, 4/1/13(3)(4)(5)	$3,635	$0
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Sr. Notes, (PIK), 14.50%, 4/1/14(3)(4)(5)	5,141	0
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate, 0.00%, 4/1/12(3)(4)(5)	6,665	0
NCL Corp, Ltd., Sr. Notes, 9.50%, 11/15/18(3)	4,540	4,891,850
NCL Corp, Ltd., Sr. Notes, 11.75%, 11/15/16	4,540	5,425,300
Royal Caribbean Cruises, Sr. Notes, 6.875%, 12/1/13	4,095	4,427,719
Royal Caribbean Cruises, Sr. Notes, 7.00%, 6/15/13	5,505	5,917,875
Royal Caribbean Cruises, Sr. Notes, 7.25%, 6/15/16	2,185	2,370,725
Royal Caribbean Cruises, Sr. Notes, 7.25%, 3/15/18	4,390	4,763,150
Universal City Development Partners, Ltd./UCDP Finance, Inc., 8.875%, 11/15/15	9,955	10,801,175
Universal City Development Partners, Ltd./UCDP Finance, Inc., 10.875%, 11/15/16	13,165	14,678,975

		$53,276,769

Metals/Mining — 3.4%
Arch Coal, Inc., 7.25%, 10/1/20	$3,175	$3,357,563
Arch Coal, Inc., Sr. Notes, 8.75%, 8/1/16	2,660	2,959,250
Atkore International, Inc., Sr. Notes, 9.875%, 1/1/18(3)	4,625	4,960,313
CII Carbon, LLC, 11.125%, 11/15/15(3)	5,855	6,352,675
CII Carbon, LLC, Sr. Notes, 8.00%, 12/1/18(3)	8,495	9,047,175
Cloud Peak Energy Resources, LLC/Cloud Peak Energy Finance Corp., 8.50%, 12/15/19	10,620	11,894,400
Consol Energy, Inc., 8.00%, 4/1/17(3)	5,395	5,880,550
Consol Energy, Inc., 8.25%, 4/1/20(3)	4,520	4,960,700
FMG Resources PTY, Ltd., Sr. Notes, 7.00%, 11/1/15(3)	22,750	23,603,125
Murray Energy Corp., Sr. Notes, 10.25%, 10/15/15(3)	12,040	12,822,600
Novelis, Inc., 8.375%, 12/15/17(3)	9,225	9,986,062
Novelis, Inc., 8.75%, 12/15/20(3)	9,225	10,066,781

		$105,891,194

Paper — 2.2%
Boise Paper Holdings, LLC, 8.00%, 4/1/20	$1,805	$1,962,938
Boise Paper Holdings, LLC, Sr. Notes, 9.00%, 11/1/17	5,985	6,673,275
Domtar Corp., Sr. Notes, 10.75%, 6/1/17	8,205	10,502,400
International Paper Co., 9.375%, 5/15/19	17,230	22,268,793
International Paper Co., Sr. Notes, 7.50%, 8/15/21	3,100	3,668,453
NewPage Corp., Sr. Notes, 11.375%, 12/31/14	8,140	8,201,050
Verso Paper Holdings, LLC/Verso Paper, Inc., 11.375%, 8/1/16	9,575	10,364,937
Verso Paper Holdings, LLC/Verso Paper, Inc., Sr. Notes, 8.75%, 2/1/19(3)	3,800	3,956,750
Verso Paper Holdings, LLC/Verso Paper, Inc., Sr. Notes, Variable Rate, 4.054%, 8/1/14	975	942,094

		$68,540,690

	Principal
	Amount
Security	(000’s omitted)		Value
Railroad — 0.6%
Kansas City Southern Mexico, Sr. Notes, 7.375%, 6/1/14	$2,350		$2,461,625
Kansas City Southern Mexico, Sr. Notes, 7.625%, 12/1/13	8,155		8,338,488
Kansas City Southern Mexico, Sr. Notes, 8.00%, 6/1/15	6,410		6,954,850

			$17,754,963

Restaurants — 0.9%
Dunkin Finance Corp., Sr. Notes, 9.625%, 12/1/18(3)	$19,960		$20,459,000
NPC International, Inc., Sr. Sub. Notes, 9.50%, 5/1/14	7,575		7,840,125

			$28,299,125

Services — 5.6%
Abengoa Finance SAU, 8.875%, 11/1/17(3)	$5,225		$5,127,031
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 9.625%, 3/15/18	6,005		6,635,525
Brickman Group Holdings, Inc., Sr. Notes, 9.125%, 11/1/18(3)	1,875		1,980,469
Diversey Holdings, Inc., Sr. Notes, 10.50%, 5/15/20	9,113		10,639,328
Education Management, LLC, Sr. Notes, 8.75%, 6/1/14	10,305		10,665,675
Education Management, LLC, Sr. Sub. Notes, 10.25%, 6/1/16	17,850		18,697,875
Hertz Corp., 7.50%, 10/15/18(3)	75		79,688
Hertz Corp., 8.875%, 1/1/14	1,919		1,978,969
Laureate Education, Inc., 10.00%, 8/15/15(3)	26,656		28,055,440
Laureate Education, Inc., 11.75%, 8/15/17(3)	13,854		15,135,495
Laureate Education, Inc., (PIK), 10.25%, 8/15/15(3)	28,065		29,167,371
MediMedia USA, Inc., Sr. Sub. Notes, 11.375%, 11/15/14(3)	5,110		4,471,250
Muzak, LLC/Muzak Finance, Sr. Notes, (PIK), 15.00%, 7/31/14	1,928		1,518,481
RSC Equipment Rental, Inc., 10.25%, 11/15/19	4,495		5,011,925
RSC Equipment Rental, Inc., Sr. Notes, 10.00%, 7/15/17(3)	11,810		13,463,400
Sitel LLC/Sitel Finance Corp., Sr. Notes, 11.50%, 4/1/18(3)	2,750		2,475,000
United Rentals North America, Inc., 10.875%, 6/15/16	8,360		9,676,700
West Corp., 7.875%, 1/15/19(3)	9,105		9,469,200

			$174,248,822

Steel — 0.1%
RathGibson, Inc., Sr. Notes, 11.25%, 2/15/14(4)	$8,245		$825
United States Steel Corp., Sr. Notes, 7.375%, 4/1/20	2,255		2,350,837

			$2,351,662

Super Retail — 6.2%
Express, LLC/Express Finance Corp., 8.75%, 3/1/18	$19,000		$20,377,500
General Nutrition Center, Sr. Notes, (PIK), Variable Rate, 5.75%, 3/15/14	8,645		8,628,791
General Nutrition Center, Sr. Sub. Notes, 10.75%, 3/15/15	19,395		19,637,438
Giraffe Acquisition Corp., Sr. Notes, 9.125%, 12/1/18(3)	9,145		9,693,700
Limited Brands, Inc., 8.50%, 6/15/19	11,125		12,738,125
Michaels Stores, Inc., (0.00% until 11/1/11), 13.00%, 11/1/16	14,630		14,776,300
Neiman Marcus Group, Inc., (PIK), 9.00%, 10/15/15	14,779		15,555,169
PETCO Animal Supplies, Inc., 9.25%, 12/1/18(3)	11,165		12,058,200
Sally Holdings, LLC, Sr. Notes, 10.50%, 11/15/16	34,896		38,734,560
Toys “R” Us, 7.875%, 4/15/13	6,425		6,842,625
Toys “R” Us, 10.75%, 7/15/17	19,245		22,179,862
Toys “R” Us, Sr. Notes, 7.375%, 9/1/16(3)	5,980		6,368,700
Toys “R” Us Property Co., LLC, Sr. Notes, 8.50%, 12/1/17	2,370		2,595,150

			$190,186,120

Technology — 3.1%
Advanced Micro Devices, Inc., 8.125%, 12/15/17	$3,260		$3,431,150
Advanced Micro Devices, Inc., Sr. Notes, 7.75%, 8/1/20	2,380		2,451,400
Avaya, Inc., Sr. Notes, 9.75%, 11/1/15	10,540		10,961,600
Avaya, Inc., Sr. Notes, (PIK), 10.125%, 11/1/15(3)	0	(7)	522
Avaya, Inc., Sr. Notes, (PIK), 10.125%, 11/1/15	15,820		16,571,664
Brocade Communications Systems, Inc., Sr. Notes, 6.625%, 1/15/18	2,215		2,364,512
Brocade Communications Systems, Inc., Sr. Notes, 6.875%, 1/15/20	2,795		2,990,650
Buccaneer Merger Sub, Inc., Sr. Notes, 9.125%, 1/15/19(3)	4,355		4,659,850

	Principal
	Amount
Security	(000’s omitted)	Value
CommScope, Inc., Sr. Notes, 8.25%, 1/15/19(3)	$8,530	$8,892,525
MedAssets, Inc., 8.00%, 11/15/18(3)	2,275	2,366,000
SSI Investments II, 11.125%, 6/1/18	10,215	11,440,800
SunGard Data Systems, Inc., Sr. Notes, 10.625%, 5/15/15	27,755	30,981,519

		$97,112,192

Telecommunications — 7.2%
Clearwire Communications, LLC/Clearwire Finance, Inc., Sr. Notes, 12.00%, 12/1/15(3)	$960	$1,051,200
Clearwire Communications, LLC/Clearwire Finance, Inc., Sr. Notes, 12.00%, 12/1/15(3)	15,435	16,901,325
Digicel Group, Ltd., Sr. Notes, 8.25%, 9/1/17(3)	11,140	11,655,225
Digicel Group, Ltd., Sr. Notes, 12.00%, 4/1/14(3)	6,760	7,917,650
Intelsat Bermuda, Ltd., 11.25%, 6/15/16	28,585	30,871,800
Intelsat Jackson Holdings, Ltd., 9.50%, 6/15/16	6,248	6,669,740
Intelsat Jackson Holdings, Ltd., 11.50%, 6/15/16	2,350	2,543,875
Intelsat Luxembourg SA, (PIK), 11.50%, 2/4/17	9,310	10,413,142
Intelsat SA, Sr. Notes, 6.50%, 11/1/13	5,010	5,316,862
Intelsat Subsidiary Holdings Co., Ltd., 8.875%, 1/15/15(3)	8,600	8,879,500
Nextel Communications, Inc., Series E, 6.875%, 10/31/13	2,785	2,816,331
NII Capital Corp., 8.875%, 12/15/19	10,395	11,486,475
NII Capital Corp., 10.00%, 8/15/16	9,510	10,698,750
SBA Telecommunications, Inc., 8.00%, 8/15/16	4,075	4,472,313
SBA Telecommunications, Inc., 8.25%, 8/15/19	2,725	3,017,938
Sprint Capital Corp., 6.875%, 11/15/28	10,610	9,549,000
Sprint Capital Corp., 6.90%, 5/1/19	17,195	17,323,962
Telesat Canada/Telesat, LLC, Sr. Notes, 11.00%, 11/1/15	17,145	19,330,987
Telesat Canada/Telesat, LLC, Sr. Sub. Notes, 12.50%, 11/1/17	12,665	15,387,975
Wind Acquisition Finance SA, Sr. Notes, 11.75%, 7/15/17(3)	7,525	8,616,125
Wind Acquisition Finance SA, Sr. Notes, (PIK), 12.25%, 7/15/17(3)	7,689	8,915,574
Windstream Corp., 7.875%, 11/1/17	3,935	4,235,044
Windstream Corp., 8.125%, 9/1/18	4,940	5,273,450

		$223,344,243

Textiles/Apparel — 0.7%
Oxford Industries, Inc., Sr. Notes, 11.375%, 7/15/15	$8,625	$9,789,375
Phillips-Van Heusen Corp., Sr. Notes, 7.75%, 11/15/23	9,655	10,677,310

		$20,466,685

Transportation Ex Air/Rail — 1.1%
CEVA Group PLC, Sr. Notes, 8.375%, 12/1/17(3)	$14,420	$14,852,600
CEVA Group PLC, Sr. Notes, 11.50%, 4/1/18(3)	9,300	10,218,375
CEVA Group PLC, Sr. Notes, 11.625%, 10/1/16(3)	6,960	7,725,600

		$32,796,575

Utilities — 2.6%
AES Eastern Energy, Series 99-A, 9.00%, 1/2/17	$2,148	$2,147,641
Calpine Construction Finance Co., Sr. Notes, 8.00%, 6/1/16(3)	11,965	12,892,287
Calpine Corp., Sr. Notes, 7.50%, 2/15/21(3)	23,420	23,829,850
Dynegy Holdings, Inc., Sr. Notes, 7.75%, 6/1/19	2,785	2,012,163
Edison Mission Energy, Sr. Notes, 7.50%, 6/15/13	7,080	7,044,600
GenOn Energy, Inc., Sr. Notes, 9.875%, 10/15/20(3)	10,895	11,466,988
NGC Corp., 7.625%, 10/15/26	7,090	4,626,225
NRG Energy, Inc., 8.25%, 9/1/20(3)	11,225	11,575,781
NRG Energy, Inc., Sr. Notes, 7.375%, 2/1/16	4,840	5,021,500
Reliant Energy, Inc., Sr. Notes, 7.625%, 6/15/14	785	828,175

		$81,445,210

Total Corporate Bonds & Notes (identified cost $2,502,897,864)		$2,651,036,430

Convertible Bonds — 0.1%

	Principal
	Amount
Security	(000’s omitted)	Value
Health Care — 0.1%
Kendle International, Inc., 3.375%, 7/15/12	$4,295	$4,064,144

		$4,064,144

Total Convertible Bonds (identified cost $4,085,735)		$4,064,144

Common Stocks — 0.6%

Security	Shares	Value
Building Materials — 0.2%
Panolam Holdings Co.(5)(8)	6,997	$5,563,385

		$5,563,385

Consumer Products — 0.0%(9)
HF Holdings, Inc.(5)(8)(10)	3,400	$38,658

		$38,658

Energy — 0.0%(9)
SemGroup Corp.(10)	26,457	$761,961

		$761,961

Gaming — 0.0%(9)
Fontainebleau Equity Holdings, Class A(5)(8)(10)	301,724	$3,017
Greektown Superholdings, Inc.(10)	1,365	105,788
Shreveport Gaming Holdings, Inc.(5)	3,597	64,746

		$173,551

Steel — 0.3%
RathGibson Acquisition Co., LLC(5)(8)(10)	367,800	$8,621,232

		$8,621,232

Super Retail — 0.1%
GNC Acquisition Holdings, Class A(5)(8)(10)	204,221	$2,634,451

		$2,634,451

Total Common Stocks (identified cost $11,624,643)		$17,793,238

Convertible Preferred Stocks — 0.3%

Security	Shares	Value
Energy — 0.3%
Chesapeake Energy Corp., 4.50%	80,133	$7,396,276
Chesapeake Energy Corp., 5.00%	9,586	953,807

		$8,350,083

Total Convertible Preferred Stocks (identified cost $8,924,414)		$8,350,083

Preferred Stocks — 0.1%

Security	Shares/Units	Value
Diversified Financial Services — 0.1%
Citigroup Capital XIII, 7.875%	90,565	$2,420,803

		$2,420,803

Security	Shares/Units	Value
Gaming — 0.0%(9)
Fontainebleau Resorts LLC (PIK)(5)(8)(10)	9,234	$92

		$92

Services — 0.0%(9)
Muzak Holdings, LLC, Variable Rate, (PIK), 10.00%(8)(10)	113,977	$179,508

		$179,508

Super Retail — 0.0%(9)
GNC Acquisition Holdings(5)(8)(10)	69,779	$454,261

		$454,261

Total Preferred Stocks (identified cost $12,986,546)		$3,054,664

Miscellaneous — 0.0%(9)

Security	Shares	Value
Cable/Satellite TV — 0.0%(9)
Adelphia, Inc., Escrow Certificate(10)	10,260,000	$179,550
Adelphia, Inc., Escrow Certificate(10)	5,085,000	88,988
Adelphia Recovery Trust(10)	14,818,854	131,591

		$400,129

Gaming — 0.0%(9)
BLB Worldwide Holdings, Inc. Contingent Value Rights, Expires 11/5/17(8)	8,520	$121,410

		$121,410

Total Miscellaneous (identified cost $22,179,844)		$521,539

Warrants — 0.0%(9)

Security	Shares	Value
Energy — 0.0%(9)
SemGroup Corp., Expires 11/30/14(10)	27,849	$194,943

		$194,943

Food/Beverage/Tobacco — 0.0%(9)
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18(3)(10)	5,575	$696,875

		$696,875

Gaming — 0.0%(9)
Peninsula Gaming LLC, Convertible Preferred Membership Interests(5)(8)(10)	6,338	$537,065

		$537,065

Publishing/Printing — 0.0%
Reader’s Digest Association, Inc. (The), Expires 2/14/19(5)(8)(10)	33,105	$0

		$0

Total Warrants (identified cost $279)		$1,428,883

Short-Term Investments — 5.4%

	Interest
Security	(000’s Omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.21%(11)	$166,454	$166,453,763

Total Short-Term Investments (identified cost $166,453,763)		$166,453,763

Total Investments — 98.4% (identified cost $2,915,958,770)		$3,043,053,816

Other Assets, Less Liabilities — 1.6%		$50,998,306

Net Assets — 100.0%		$3,094,052,122

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PIK	-	Payment In Kind

(1)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		This Senior Loan will settle after January 31, 2011, at which time the interest rate will be determined.

(3)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2011, the aggregate value of these securities is $1,122,661,721 or 36.3% of the Portfolio’s net assets.

(4)		Currently the issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(6)		Defaulted matured security. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)		Principal amount is less than $500.

(8)		Restricted security.

(9)		Amount is less than 0.05%.

(10)		Non-income producing security.

(11)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2011 was $87,453.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,929,269,300

Gross unrealized appreciation	$228,358,718
Gross unrealized depreciation	(114,574,202)

Net unrealized appreciation	$113,784,516

Restricted Securities

At January 31, 2011, the Portfolio owned the following securities (representing 0.6% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares/Units	Cost		Value
Stocks, Miscellaneous and Warrants
BLB Worldwide Holdings, Inc. Contingent Value Rights, Expires 11/5/17	11/22/10	8,520	$8,520,000		$121,410
Fontainebleau Equity Holdings, Class A	6/1/07	301,724	3,620,688		3,017
Fontainebleau Resorts LLC (PIK), Preferred	6/1/07	9,234	9,233,790		92
GNC Acquisition Holdings, Class A	3/15/07	204,221	1,021,105		2,634,451
GNC Acquisition Holdings, Preferred	3/15/07	69,779	348,895		454,261
HF Holdings, Inc.	10/27/09	3,400	182,613		38,658
Muzak Holdings LLC, Variable Rate, (PIK), 10.00%, Preferred	6/18/10	113,977	1,139,737		179,508
Panolam Holdings Co.	12/30/09	6,997	3,844,852		5,563,385
Peninsula Gaming LLC, Convertible Preferred Membership Interests	7/8/99	6,338	0	(1)	537,065
RathGibson Acquisition Co., LLC	6/14/10	367,800	1,951,930		8,621,232
Reader’s Digest Association, Inc. (The), Expires 2/14/19	4/26/10	33,105	0		0

Total Restricted Securities			$29,863,610		$18,153,079

(1)	Less than $0.50.

A summary of open financial instruments at January 31, 2011 is as follows:

Credit Default Swaps — Sell Protection

			Notional	Receive
		Credit	Amount**	Annual		Termination	Net Unrealized
Counterparty	Reference Entity	Rating*	(000’s omitted)	Fixed Rate		Date	Appreciation
Bank of America	Amkor Technology, Inc.	Ba3/BB-	$3,850	5.00	%(1)	6/20/15	$369,132
Goldman Sachs Group, Inc.	Levi Strauss & Co.	B2/B+	3,300	5.00	(1)	9/20/15	344,745
Goldman Sachs Group, Inc.	Levi Strauss & Co.	B2/B+	6,600	5.00	(1)	9/20/15	667,597

							$1,381,474

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corporation. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2011, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $13,750,000.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

At January 31, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance return.

At January 31, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is credit risk was $1,381,474.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Senior Floating-Rate Interests	$—	$190,351,072	$—	$190,351,072
Corporate Bonds & Notes	—	2,644,147,875	6,888,555	2,651,036,430
Convertible Bonds	—	4,064,144	—	4,064,144
Common Stocks	761,961	105,788	16,925,489	17,793,238
Convertible Preferred Stocks	8,350,083	—	—	8,350,083
Preferred Stocks	2,420,803	179,508	454,353	3,054,664
Miscellaneous	—	521,539	—	521,539
Warrants	—	891,818	537,065	1,428,883
Short-Term Investments	—	166,453,763	—	166,453,763

Total Investments	$11,532,847	$3,006,715,507	$24,805,462	$3,043,053,816

Credit Default Swaps	$—	$1,381,474	$—	$1,381,474

Total	$11,532,847	$3,008,096,981	$24,805,462	$3,044,435,290

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in
	Corporate	Investments in	Investments in	Investments in
	Bonds & Notes	Common Stocks	Preferred Stocks	Warrants	Total
Balance as of October 31, 2010	$6,848,177	$16,925,489	$454,353	$537,065	$24,765,084
Realized gains (losses)	—	—	—	—	—
Change in net unrealized appreciation (depreciation)	40,378	—	—	—	40,378
Cost of purchases	—	—	—	—	—
Proceeds from sales	—	—	—	—	—
Accrued discount (premium)	—	—	—	—	—
Transfers to Level 3	—	—	—	—	—
Transfers from level 3	—	—	—	—	—

Balance as of January 31, 2011	$6,888,555	$16,925,489	$454,353	$537,065	$24,805,462

Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2011	$40,378	$—	$—	$—	$40,378

At January 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II
By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President
Date: March 24, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President
Date: March 24, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: March 24, 2011